[CHOATE, HALL & STEWART LLP LETTERHEAD]

October 29, 2007

BY EDGAR

Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W., Mail Stop 3628

Washington, D.C. 20549—3628

Attention:  Peggy Kim, Esq., Attorney-Adviser, Office of Mergers & Acquisitions

Re:                             Navtech, Inc.

Schedule 14D-9 filed October 23, 2007

File No. 005-39203

Ladies and Gentlemen:

On behalf of Navtech, Inc. (the “Company”), we are submitting this letter in response to your letter dated October 25, 2007 with respect to the Company’s Schedule 14D-9 filed with the Securities and Exchange Commission on October 23, 2007 (the “Schedule 14D-9). Page references included in the body of the Company’s response refer to the pages in the Schedule 14D-9.

The following sets forth the Company’s response to your letter dated October 25, 2007 relating to the Schedule 14D-9. For ease of reference, your comment is set forth below in bold, followed by the Company’s response.

Item 4. Solicitation or Recommendation,

1.                                      This section refers to a wide variety of factors considered by the Board in connection with their evaluation of the offer. Item 4 of Schedule 14D-9 and the corresponding Item 1012(b) of Regulation M-A, however, require that actual reasons be stated to explain the board’s position. Please revise this section to clarify which of the factors are in fact reasons in support of the Board’s decision to express no opinion and remain neutral about the tender offer.

In accordance with your comment, the Company has revised section (b) of the disclosure in Item 4 on page 8 of the Schedule 14D-9 to clarify the reasons for the Board’s decision to express no opinion and remain neutral about the tender offer.

*   *   *   *   *   *

The Company will furnish a separate letter making the acknowledgments requested by the Securities and Exchange Commission in the letter.

Please direct any general questions or comments concerning this letter, and any requests for additional information, to the undersigned at (617) 248-5267 or to William B. Asher, Jr. at (617) 248-5087.

Sincerely,

/s/ Andrew J. Hickey
Andrew J. Hickey

cc:                                 David Struke, President and CEO

Thomas Beynon, Chairman of the Board of Directors

Rees M. Hawkins, Esq.